Income Taxes - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Income Tax Contingency [Line Items]
Operating loss carryforwards	$ 233.0	$ 116.2
Domestic Tax Authority | United States | Agora Lab, Inc.
Income Tax Contingency [Line Items]
Operating loss carryforwards	35.4	37.9
State and Local Jurisdiction | United States | Agora Lab, Inc.
Income Tax Contingency [Line Items]
Operating loss carryforwards	$ 35.3	$ 37.8